Property and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	$ 11,626	$ 24,312